Derivative Instruments and Hedging Activities Outstanding Commodity Hedge Contracts (Details)	Sep. 30, 2015 T lb	Sep. 30, 2014 T lb
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Pounds of Copper | lb	14,648,000	9,536,000
Metric Tons of Lead	6,785	5,200
Metric Tons of Aluminum	5,700	0
Metric Tons of Tin	2,080	2,070